Document and Entity Information	Apr. 24, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Bank of New York Mellon Corp
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001390777
Document Type	8-K
Document Period End Date	Apr. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/4,000th of a share of Series C Noncumulative Perpetual Preferred Stock
Trading Symbol	BK PrC
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BK/P
Security Exchange Name	NYSE